4. NOTE PAYABLE (Details Narrative) (USD $)				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Hanover
Debt Instrument [Line Items]
Principal amount				$ 335,000
Original issue discount	132,327	57,778		33,500
Interest rate				15.00%
Interest expense charged				33,500
Notes payable in settlement of accounts payable	$ 268,720